Organization and Business Operations - Additional Information (Details) - USD ($)							9 Months Ended
	Jul. 28, 2021	Apr. 13, 2021	Apr. 08, 2021	Mar. 18, 2021	Jan. 08, 2021	Jan. 08, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 06, 2021	Jan. 07, 2021	Dec. 31, 2020
Schedule Of Organization And Business Operations Plan [Line Items]
Assets								$ 1,636,910,000			$ 587,252,000
Common stock, par value								$ 0.00001
Class F Ordinary Shares
Schedule Of Organization And Business Operations Plan [Line Items]
Sale of stock price per share					$ 0.001	$ 0.001
Common Class A [Member]
Schedule Of Organization And Business Operations Plan [Line Items]
Common stock, par value								$ 0.00001	$ 0.00001		$ 0.00001
TPG Pace Solutions
Schedule Of Organization And Business Operations Plan [Line Items]
Entity incorporation date							Jan. 04, 2021
Public offering closing date			Apr. 13, 2021			Apr. 13, 2021
Shares issued price per share					$ 10.00	$ 10.00
Assets					$ 26,936	$ 26,936	$ 286,123,187
Proceeds from sale of Class F ordinary shares to Sponsor					$ 25,000		$ 25,000
Common stock, par value							$ 0.0001
Deposit in non-interest-bearing U.S. based trust account							$ 285,000,000
Percentage obligation to redeem public shares							100.00%
Percentage of trust account balance equal to target businesses fair market value					80.00%
Trust account amount, price per public share							$ 10.00
Intangible assets net of deferred underwriting commission					$ 5,000,001	5,000,001
Business combination condition, description					The Company has 24 months from the closing date of the Proposed Offering to complete its Business Combination. If the Company does not complete a Business Combination within this period, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.		The Company has 24 months from the closing date of the Public Offering to complete its Business Combination. If the Company does not complete a Business Combination within this period, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
TPG Pace Solutions | Private Placement Shares
Schedule Of Organization And Business Operations Plan [Line Items]
Sale of stock price per share		$ 10.00
TPG Pace Solutions | Public Offering And Private Placement
Schedule Of Organization And Business Operations Plan [Line Items]
Proceeds from sale of Class F ordinary shares to Sponsor		$ 292,700,000
Deposit in non-interest-bearing U.S. based trust account		$ 285,000,000
TPG Pace Solutions | Maximum [Member]
Schedule Of Organization And Business Operations Plan [Line Items]
Net interest to pay dissolution expenses							$ 100,000
TPG Pace Solutions | Minimum [Member]
Schedule Of Organization And Business Operations Plan [Line Items]
Percentage of trust account balance equal to target businesses fair market value							80.00%
Intangible assets net of deferred underwriting commission							$ 5,000,001
TPG Pace Solutions | Newco Merger
Schedule Of Organization And Business Operations Plan [Line Items]
Business combination, equity consideration, per share	$ 10.00
Business combination, aggregate consideration	$ 3,963,000,000
Business combination, cash payments in excess of amount available	373,000,000
Cash consideration paid to Wyndham Destinations, Inc.	0.00
TPG Pace Solutions | Newco Merger | Maximum [Member]
Schedule Of Organization And Business Operations Plan [Line Items]
Expenses incurred in connection with Proposed Business Combination	$ 45,000,000
TPG Pace Solutions | Sponsor
Schedule Of Organization And Business Operations Plan [Line Items]
Entity incorporation date					Jan. 04, 2021
Assets					$ 0	0				$ 0
TPG Pace Solutions | Class F Ordinary Shares
Schedule Of Organization And Business Operations Plan [Line Items]
Stock issued, value					$ 25,000	$ 25,000
Sale of stock price per share					$ 0.001	$ 0.001
Common stock, par value					$ 0.0001	$ 0.0001
TPG Pace Solutions | Class F Ordinary Shares | Sponsor
Schedule Of Organization And Business Operations Plan [Line Items]
Stock issued, value					$ 25,000	$ 25,000
Ordinary shares, issued						20,000,000
Shares issued price per share					$ 0.001	$ 0.001
Shares forfeited				17,222,222
Forfeited value				$ 0
TPG Pace Solutions | Common Class G [Member]
Schedule Of Organization And Business Operations Plan [Line Items]
Common stock, par value				$ 0.0001			$ 0.0001
TPG Pace Solutions | Common Class G [Member] | Sponsor
Schedule Of Organization And Business Operations Plan [Line Items]
Ordinary shares, issued				5,555,556
Shares issued price per share				$ 0.0001
TPG Pace Solutions | Common Class A [Member]
Schedule Of Organization And Business Operations Plan [Line Items]
Shares issued price per share					10.00	10.00
Sale of stock price per share					9.09	9.09
Common stock, par value					0.0001	0.0001	0.0001
TPG Pace Solutions | Common Class A [Member] | Public Shares
Schedule Of Organization And Business Operations Plan [Line Items]
Sale of stock price per share							10.00
TPG Pace Solutions | Common Class A [Member] | Private Placement Shares
Schedule Of Organization And Business Operations Plan [Line Items]
Shares issued price per share					10.00	10.00
Sale of stock price per share					$ 10.00	$ 10.00	10.00
TPG Pace Solutions | Common Class A [Member] | Maximum [Member]
Schedule Of Organization And Business Operations Plan [Line Items]
Forfeiture, price per share	$ 10.00
TPG Pace Solutions | Common Class A [Member] | Minimum [Member]
Schedule Of Organization And Business Operations Plan [Line Items]
Redeem of aggregate issued and outstanding ordinary shares	20.00%
TPG Pace Solutions | Common Class A [Member] | Subscription Agreements
Schedule Of Organization And Business Operations Plan [Line Items]
Ordinary shares, issued	8,157,896
Sale of stock price per share	$ 9.50
Proceeds from sale of Class F ordinary shares to Sponsor	$ 77,500,000
TPG Pace Solutions | Common Class A [Member] | Forward Purchase Agreements
Schedule Of Organization And Business Operations Plan [Line Items]
Ordinary shares, issued	10,273,688
Sale of stock price per share	$ 9.50
Proceeds from sale of Class F ordinary shares to Sponsor	$ 97,600,000
Common stock, par value	$ 0.0001
TPG Pace Solutions | Common Class A [Member] | Forward Purchase Agreements with TPG Holdings III
Schedule Of Organization And Business Operations Plan [Line Items]
Ordinary shares, issued	2,490,000
Proceeds from sale of Class F ordinary shares to Sponsor	$ 24,900,000
TPG Pace Solutions | Common Class A [Member] | Sponsor | Private Placement Shares
Schedule Of Organization And Business Operations Plan [Line Items]
Sale of stock price per share							$ 10.00